INCOME TAX (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Income Tax Statutory Tax Rate Prc [Line Items]
Income before income taxes	$ 137,742	$ 125,227	$ 91,312
Effect of preferential tax treatment	(12,296)	(12,453)	(5,027)
Withholding tax on dividend paid by subsidiaries	3,117
Total	14,238	26,040	19,861
People Republic Of China Subsidiaries [Member]
Income Tax Statutory Tax Rate Prc [Line Items]
Income before income taxes	137,742	125,227	91,312
Expected income tax expense at statutory tax rate in the PRC	34,436	31,307	22,828
Effect of different tax rates in various jurisdictions	2,109	1,286	2,709
Effect of preferential tax treatment	(12,296)	(12,453)	(5,027)
Effect of non-taxable income	(4,985)	(6,770)	(5,747)
Effect of additional deductible research and development expenses	(4,716)	(2,772)	(2,604)
Effect of non-deductible expenses	5,569	8,402	6,379
Effect of change in tax rate	(6,613)	(4,191)	0
Change in valuation allowance	540	1,475	2,075
Tax rate differential on deferred tax items	(587)	3,139	(2,193)
Withholding tax on dividend paid by subsidiaries	1,252	6,028	1,381
Recognition of temporary difference not recognized in previous years	0	323	284
Others	(471)	266	(224)
Total	$ 14,238	$ 26,040	$ 19,861